Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Thousands			1 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets
Accumulated amortization for contract liabilities							$ 13,012	$ 11,494
Tordis Knutsen | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract		4 years 9 months 18 days		4 years 9 months 18 days
Vigdis Knutsen | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract	4 years 10 months 24 days		4 years 10 months 24 days
Fortaleza Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights						12 years
Recife Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights					12 years